Share-based compensation (Details 2) - Yixin [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of shares, Outstanding as of January 1	392,429,709
Number of shares, Granted during the year	0
Number of shares, Exercised during the year	(49,907,422)
Number of shares, Forfeited during the year	(9,293,573)
Number of shares, Outstanding as of December 31	333,228,714	392,429,709
Number of shares, Exercisable as of December 31	210,367,397
Weighted average exercise prices, Outstanding as of January 1	$ 0.0014
Weighted average exercise prices, Granted during the year	0.0014
Weighted average exercise prices, Exercised during the year	0.0014
Weighted average exercise prices, Forfeited during the year	0.0014
Weighted average exercise prices, Outstanding as of December 31	0.0014	$ 0.0014
Weighted average exercise prices, Exercisable as of December 31	$ 0.0014
Aggregate intrinsic value, Outstanding as of January 1	$ 314,387
Aggregate intrinsic value, Outstanding as of December 31	73,982	$ 314,387
Aggregate intrinsic value, Exercisable as of December 31	$ 46,705
Weighted average remaining contractual life, Outstanding as of December 31	8 years 6 months 21 days	9 years 6 months 18 days
Weighted average remaining contractual life, Exercisable as of December 31	8 years 6 months 10 days